Earnings per share (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

	Year ended March 31,
	2023	2022	2021
Numerator:
Profit after tax	$137,308	$132,101	$102,617
Denominator:
Basic weighted average ordinary shares outstanding	48,252,095	48,891,004	49,765,672
Dilutive impact of equivalent share-based options and RSUs	2,625,674	2,357,573	2,343,077
Diluted weighted average ordinary shares outstanding	50,877,769	51,248,577	52,108,749